UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07739

                                         Harding, Loevner Funds, Inc.

(Exact name of registrant as specified in charter)

400 Crossing Boulevard

Fourth Floor

                                                     Bridgewater, NJ   08807

(Address of principal executive offices) (Zip code)

Owen T. Meacham

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

With a copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

                                                       New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (877) 435-8105

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2015

Item 1. Schedule of Investments.

The Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)

	Shares	Value
COMMON STOCKS - 96.1%

China - 2.6%

Baidu Inc. - Sponsored ADR (Software & Services)*	84,500	$14,589,770

Tencent Holdings Ltd. (Software & Services)†	477,800	8,899,676

		23,489,446

France - 4.5%

Air Liquide SA (Materials)†	89,800	11,678,539

Dassault Systemes SA (Software & Services)†	127,900	9,647,359

Essilor International SA (Health Care Equipment & Services)†	78,600	10,060,175

L’Oreal SA (Household & Personal Products)†	51,500	9,624,733

		41,010,806

Germany - 1.9%

Linde AG (Materials)†	43,100	8,150,606

SAP SE - Sponsored ADR (Software & Services)	129,100	9,252,597

		17,403,203

Hong Kong - 2.4%

AIA Group Ltd. (Insurance)†	3,298,700	21,473,508

India - 2.2%

ICICI Bank Ltd. - Sponsored ADR (Banks)	1,957,600	19,713,032

Indonesia - 0.8%

Bank Central Asia Tbk PT (Banks)†	7,711,124	7,459,766

Japan - 8.4%

ABC-Mart Inc. (Retailing)†	236,400	14,238,622

FANUC Corp. (Capital Goods)†	50,100	8,381,446

Kakaku.com Inc. (Software & Services)†	342,988	5,472,065

Keyence Corp. (Technology Hardware & Equipment)†	19,610	9,912,407

M3 Inc. (Health Care Equipment & Services)†	452,400	10,657,900

Makita Corp. (Capital Goods)†	185,100	10,259,363

MonotaRO Co., Ltd. (Capital Goods)†	155,600	8,222,883

Stanley Electric Co., Ltd. (Automobiles & Components)†	410,563	8,754,132

		75,898,818

	Shares	Value
COMMON STOCKS - 96.1% (continued)

Mexico - 0.9%

America Movil SAB de CV, Series L - Sponsored ADR (Telecommunication Services)	414,900	$8,040,762

Russia - 1.9%

Magnit PJSC - Sponsored GDR, Reg S (Food & Staples Retailing)†	149,300	8,099,112

Yandex NV, Class A (Software & Services)*	650,000	9,041,500

		17,140,612

South Africa - 2.0%

MTN Group Ltd. (Telecommunication Services)†	473,600	7,898,082

Sasol Ltd. (Energy)†	301,700	10,456,547

		18,354,629

Spain - 1.6%

Banco Bilbao Vizcaya Argentaria SA (Banks)†	979,800	9,900,668

Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)†	109,800	4,851,350

		14,752,018

Sweden - 1.0%

Elekta AB, Class B (Health Care Equipment & Services)†	1,362,300	9,049,398

Switzerland - 6.1%

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	77,200	11,179,803

Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	291,200	22,014,720

Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	41,600	12,000,787

Sonova Holding AG, Reg S (Health Care Equipment & Services)†	69,600	9,906,539

		55,101,849

Turkey - 0.9%

Turkiye Garanti Bankasi A/S - ADR (Banks)	2,775,800	8,299,642

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.1% (continued)

United Kingdom - 4.5%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	312,683	$2,848,105

ARM Holdings plc - Sponsored ADR (Semiconductors & Semiconductor Equipment)	169,200	7,959,168

Rotork PLC (Capital Goods)†	1,888,245	6,305,088

Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)†	115,700	10,280,636

WPP plc (Media)†	586,500	13,472,111

		40,865,108

United States - 54.4%

3M Co. (Capital Goods)	77,400	11,713,716

Abbott Laboratories (Health Care Equipment & Services)	209,500	10,619,555

AbbVie Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	180,600	12,643,806

Amazon.com Inc. (Retailing)*	27,500	14,744,125

American Express Co. (Diversified Financials)	185,100	14,078,706

BorgWarner Inc. (Automobiles & Components)	191,600	9,524,436

Bunge Ltd. (Food, Beverage & Tobacco)	112,500	8,983,125

Colgate-Palmolive Co. (Household & Personal Products)	216,900	14,753,538

DaVita HealthCare Partners Inc. (Health Care Equipment & Services)*	225,400	17,813,362

eBay Inc. (Software & Services)*	384,500	10,812,140

Emerson Electric Co. (Capital Goods)	183,200	9,480,600

Exxon Mobil Corp. (Energy)	138,600	10,978,506

F5 Networks Inc. (Technology Hardware & Equipment)*	152,300	20,429,522

Facebook Inc., Class A (Software & Services)*	114,000	10,717,140

First Republic Bank (Banks)	293,700	18,735,123

Google Inc., Class A (Software & Services)*	41,600	27,352,000

IMS Health Holdings Inc. (Health Care Equipment & Services)*	331,000	10,972,650

IPG Photonics Corp. (Technology Hardware & Equipment)*	132,300	12,200,706

	Shares	Value
COMMON STOCKS - 96.1% (continued)

United States - 54.4% (continued)

Lazard Ltd., Class A (Diversified Financials)	232,800	$12,899,448

MasterCard Inc., Class A (Software & Services)	226,200	22,031,880

Microsoft Corp. (Software & Services)	202,700	9,466,090

Monsanto Co. (Materials)	86,400	8,803,296

NIKE Inc., Class B (Consumer Durables & Apparel)	269,600	31,063,312

PayPal Holdings, Inc. (Software & Services)*	384,500	14,880,150

Precision Castparts Corp. (Capital Goods)	48,600	9,473,112

Priceline Group (The) Inc. (Retailing)*	7,850	9,762,024

Roper Technologies Inc. (Capital Goods)	132,100	22,096,367

salesforce.com Inc. (Software & Services)*	132,500	9,712,250

Schlumberger Ltd. (Energy)	235,400	19,495,828

SVB Financial Group (Banks)*	143,500	20,534,850

Trimble Navigation Ltd. (Technology Hardware & Equipment)*	288,700	6,668,970

Verisk Analytics Inc. (Commercial & Professional Services)*	261,800	20,449,198

Waters Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	79,600	10,625,804

Wells Fargo & Co. (Banks)	307,400	17,789,238

		492,304,573
Total Common Stocks (Cost $689,987,346)		$870,357,170

PREFERRED STOCKS - 0.5%

Spain - 0.5%

Grifols SA - ADR (Pharmaceuticals, Biotechnology & Life Sciences)	130,600	4,237,970
Total Preferred Stocks (Cost $4,459,114)		$4,237,970

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)  (continued)

	Shares	Value
SHORT TERM INVESTMENTS - 3.0%

Northern Institutional Funds - Prime Obligations Portfolio, 0.06% (Money Market Fund)	27,503,775	$27,503,775
Total Short Term Investments (Cost $27,503,775)		$27,503,775

Total Investments — 99.6%
(Cost $721,950,235)		$902,098,915

Other Assets Less Liabilities - 0.4%		3,810,598
Net Assets — 100.0%		$905,909,513

Summary of Abbreviations

ADR	American Depository Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	2.0%

Banks	11.3

Capital Goods	9.5

Commercial & Professional Services	2.2

Consumer Durables & Apparel	3.4

Diversified Financials	3.0

Energy	4.5

Food & Staples Retailing	0.9

Food, Beverage & Tobacco	3.4

Health Care Equipment & Services	8.7

Household & Personal Products	2.7

Insurance	2.4

Materials	3.2

Media	1.5

Money Market Fund	3.0

Pharmaceuticals, Biotechnology & Life Sciences	7.6

Retailing	4.3

Semiconductors & Semiconductor Equipment	0.9

Software & Services	17.9

Technology Hardware & Equipment	5.4

Telecommunication Services	1.8

Total Investments	99.6

Other Assets Less Liabilities	0.4
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)

	Shares	Value
COMMON STOCKS - 95.2%

Australia - 1.9%

CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,297,000	$93,705,669

Belgium - 1.9%

Anheuser-Busch InBev NV - Sponsored ADR (Food, Beverage & Tobacco)	808,800	96,692,040

Canada - 3.7%

Canadian National Railway Co. (Transportation)	1,656,900	103,440,267

Imperial Oil Ltd. (Energy)	2,251,300	83,343,126

		186,783,393

China - 2.5%

Baidu Inc. - Sponsored ADR (Software & Services)*	718,800	124,108,008

Denmark - 2.5%

Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)†	2,135,400	126,082,824

Finland - 1.3%

Kone oyj, Class B (Capital Goods)†	1,547,620	64,796,828

France - 13.0%

Air Liquide SA (Materials)†	1,137,980	147,994,919

Dassault Systemes SA (Software & Services)†	3,020,018	227,796,702

L’Oreal SA (Household & Personal Products)†	690,900	129,120,930

LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)†	294,100	55,058,940

Schneider Electric SE (Capital Goods)†	1,348,700	94,097,070

		654,068,561

Germany - 10.6%

Allianz SE, Reg S (Insurance)†	841,400	137,938,846

Bayerische Motoren Werke AG (Automobiles & Components)†	988,400	99,224,335

Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)†	933,400	76,181,770

FUCHS PETROLUB SE (Materials)†	366,974	14,671,612

Linde AG (Materials)†	271,310	51,307,214

	Shares	Value
COMMON STOCKS - 95.2% (continued)

Germany - 10.6% (continued)

SAP SE - Sponsored ADR (Software & Services)	1,309,580	$93,857,599

Symrise AG (Materials)†	958,100	63,771,107

		536,952,483

Hong Kong - 6.1%

AIA Group Ltd. (Insurance)†	30,648,300	199,510,870

Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)†	1,453,500	39,246,237

Sands China Ltd. (Consumer Services)†	15,509,400	68,732,678

		307,489,785

India - 2.7%

ICICI Bank Ltd. - Sponsored ADR (Banks)	13,494,300	135,887,601

Japan - 15.5%

FANUC Corp. (Capital Goods)†	691,800	115,734,220

JGC Corp. (Capital Goods)†	3,132,000	53,611,385

Keyence Corp. (Technology Hardware & Equipment)†	195,281	98,710,086

M3 Inc. (Health Care Equipment & Services)†	2,875,100	67,733,261

MISUMI Group Inc. (Capital Goods)†	5,519,000	68,121,991

Mitsubishi Estate Co., Ltd. (Real Estate)†	2,389,000	53,225,671

MonotaRO Co., Ltd. (Capital Goods)†	940,900	49,723,075

Sysmex Corp. (Health Care Equipment & Services)†	2,169,600	140,968,356

Unicharm Corp. (Household & Personal Products)†	5,465,800	131,735,247

		779,563,292

Singapore - 1.3%

DBS Group Holdings Ltd. (Banks)†	4,439,383	65,664,081

South Africa - 3.6%

MTN Group Ltd. (Telecommunication Services)†	4,321,800	72,073,334

Naspers Ltd., Class N (Media)†	349,200	49,438,707

Sasol Ltd. (Energy)†	1,675,600	58,074,213

		179,586,254

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 95.2% (continued)

South Korea - 1.1%

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	106,400	$53,967,780

Spain - 1.4%

Banco Bilbao Vizcaya Argentaria SA (Banks)†	7,194,000	72,693,825

Sweden - 1.4%

Atlas Copco AB, Class A (Capital Goods)†	2,666,400	72,785,628

Switzerland - 7.9%

Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	2,561,100	193,619,160

Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	516,900	149,115,546

Sonova Holding AG, Reg S (Health Care Equipment & Services)†	409,300	58,257,851

		400,992,557

Taiwan - 1.5%

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	11,038,125	48,481,589

Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	1,174,900	25,977,039

		74,458,628

Turkey - 1.1%

Turkiye Garanti Bankasi A/S - ADR (Banks)	18,484,300	55,268,057

United Kingdom - 10.5%

ARM Holdings plc (Semiconductors & Semiconductor Equipment)†	5,875,400	92,190,434

BG Group plc (Energy)†	7,303,700	124,574,594

Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)†	733,200	65,149,198

Unilever plc (Household & Personal Products)†	1,845,700	83,679,365

WPP plc (Media)†	7,254,400	166,636,110

		532,229,701

	Shares	Value
COMMON STOCKS - 95.2% (continued)

United States - 3.7%

Bunge Ltd. (Food, Beverage & Tobacco)	1,106,260	$88,334,861

Schlumberger Ltd. (Energy)	1,162,500	96,278,250

		184,613,111
Total Common Stocks (Cost $3,920,749,240)		$4,798,390,106

PREFERRED STOCKS - 3.0%

Brazil - 1.3%

Itau Unibanco Holding SA - Sponsored ADR (Banks)	7,313,764	63,483,472

Germany - 0.7%

FUCHS PETROLUB SE (Materials)†	811,300	35,279,783

South Korea - 1.0%

Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	125,300	48,966,212
Total Preferred Stocks (Cost $169,258,810)		$147,729,467

SHORT TERM INVESTMENTS - 1.5%

Northern Institutional Funds - Prime Obligations Portfolio, 0.06% (Money Market Fund)	77,077,452	77,077,452
Total Short Term Investments (Cost $77,077,452)		$77,077,452

Total Investments — 99.7%
(Cost $4,167,085,502)		$5,023,197,025

Other Assets Less Liabilities - 0.3%		17,592,170
Net Assets — 100.0%		$5,040,789,195

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)  (continued)

Summary of Abbreviations

ADR	American Depository Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	2.0%

Banks	7.8

Capital Goods	10.3

Consumer Durables & Apparel	1.1

Consumer Services	1.4

Diversified Financials	0.8

Energy	7.2

Food, Beverage & Tobacco	7.5

Health Care Equipment & Services	6.8

Household & Personal Products	6.8

Insurance	6.7

Materials	6.2

Media	4.3

Money Market Fund	1.5

Pharmaceuticals, Biotechnology & Life Sciences	8.6

Real Estate	1.1

Semiconductors & Semiconductor Equipment	3.3

Software & Services	8.8

Technology Hardware & Equipment	4.0

Telecommunication Services	1.4

Transportation	2.1

Total Investments	99.7

Other Assets Less Liabilities	0.3
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)

	Shares	Value
COMMON STOCKS - 93.0%

Australia - 2.8%

iiNET Ltd. (Telecommunication Services)†	187,330	$1,286,420

SAI Global Ltd. (Commercial & Professional Services)†	352,565	1,155,819

TPG Telecom Ltd. (Telecommunication Services)†	66,441	460,942

		2,903,181

Austria - 1.3%

Semperit AG Holding (Capital Goods)†	31,040	1,289,028

Bangladesh - 0.8%

BRAC Bank Ltd. (Banks)†	1,632,053	843,047

Brazil - 2.4%

CETIP SA - Mercados Organizados (Diversified Financials)	58,727	608,204

SLC Agricola SA (Food, Beverage & Tobacco)	100,300	515,568

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Commercial & Professional Services)	93,200	1,352,835

		2,476,607

China - 3.5%

Haitian International Holdings Ltd. (Capital Goods)†	187,000	386,300

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	94,000	493,773

Wasion Group Holdings Ltd. (Technology Hardware & Equipment)†	1,674,000	2,205,634

Yip’s Chemical Holdings Ltd. (Materials)†	1,000,000	517,331

		3,603,038

Denmark - 0.6%

Chr Hansen Holding A/S (Materials)†	11,450	631,355

Finland - 1.1%

Vaisala OYJ, Class A (Technology Hardware & Equipment)†	44,280	1,166,364

France - 6.2%

Alten SA (Software & Services)†	29,420	1,481,323

IPSOS (Media)†	49,900	1,250,199

	Shares	Value
COMMON STOCKS - 93.0% (continued)

France - 6.2% (continued)

LISI (Capital Goods)†	35,724	$965,221

Rubis SCA (Utilities)†	28,524	2,049,816

Virbac SA (Pharmaceuticals, Biotechnology & Life Sciences)†	2,600	616,713

		6,363,272

Germany - 10.0%

Bechtle AG (Software & Services)†	27,500	2,339,317

Bertrandt AG (Commercial & Professional Services)†	10,780	1,344,650

Carl Zeiss Meditec AG, Bearer (Health Care Equipment & Services)†	37,930	1,067,335

Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)†	21,350	1,569,774

Gerry Weber International AG (Consumer Durables & Apparel)†	28,840	711,409

KWS Saat SE (Food, Beverage & Tobacco)†	3,570	1,163,321

Leoni AG (Automobiles & Components)†	17,400	1,102,410

Pfeiffer Vacuum Technology AG (Capital Goods)†	10,400	953,712

		10,251,928

Hong Kong - 2.4%

Pico Far East Holdings Ltd. (Media)†	4,023,000	1,187,598

Vitasoy International Holdings Ltd. (Food, Beverage & Tobacco)†	822,900	1,235,767

		2,423,365

Indonesia - 2.5%

AKR Corporindo Tbk PT (Capital Goods)†	2,812,000	1,198,230

Tower Bersama Infrastructure Tbk PT (Telecommunication Services)*†	1,110,500	687,078

Wijaya Karya Persero Tbk PT (Capital Goods)†	3,408,000	666,546

		2,551,854

Italy - 4.2%

Danieli & C Officine Meccaniche SpA (Capital Goods)†	30,000	473,629

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 93.0% (continued)

Italy - 4.2% (continued)

DiaSorin SpA (Health Care Equipment & Services)†	17,100	$784,786

Reply SpA (Software & Services)†	11,100	1,253,635

Yoox SpA (Retailing)*†	52,400	1,769,127

		4,281,177

Japan - 15.8%

ABC-Mart Inc. (Retailing)†	11,900	716,750

Arcs Co., Ltd. (Food & Staples Retailing)†	14,000	307,280

Asahi Diamond Industrial Co., Ltd. (Capital Goods)†	27,200	260,466

Asics Corp. (Consumer Durables & Apparel)†	16,300	468,463

BML Inc. (Health Care Equipment & Services)†	41,100	1,283,852

Cosmos Pharmaceutical Corp. (Food & Staples Retailing)†	5,400	695,450

Hiday Hidaka Corp. (Consumer Services)†	89,540	2,179,376

Infomart Corp. (Software & Services)†	155,400	2,069,369

Lintec Corp. (Materials)†	24,100	521,403

MISUMI Group Inc. (Capital Goods)†	81,200	1,002,266

MonotaRO Co., Ltd. (Capital Goods)†	43,200	2,282,960

Nakanishi Inc. (Health Care Equipment & Services)†	35,300	1,408,725

Pigeon Corp. (Household & Personal Products)†	38,100	1,163,546

Rohto Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	27,000	479,871

Stanley Electric Co., Ltd. (Automobiles & Components)†	34,200	729,221

Sugi Holdings Co., Ltd. (Food & Staples Retailing)†	12,700	649,062

		16,218,060

Kenya - 2.6%

East African Breweries Ltd. (Food, Beverage & Tobacco)†	442,000	1,267,621

Equity Group Holdings Ltd. (Banks)†	3,543,300	1,372,932

		2,640,553

	Shares	Value
COMMON STOCKS - 93.0% (continued)

Malaysia - 1.5%

Coastal Contracts Bhd. (Capital Goods)†	1,481,466	$959,401

Dialog Group Bhd. (Capital Goods)†	1,315,240	553,622

		1,513,023

Mexico - 0.5%

Grupo Herdez SAB de CV (Food, Beverage & Tobacco)	173,738	467,758

Netherlands - 3.5%

Arcadis NV (Capital Goods)†	51,585	1,354,355

ASM International NV (Semiconductors & Semiconductor Equipment)†	23,040	1,036,003

Brunel International NV (Commercial & Professional Services)†	58,497	1,145,815

		3,536,173

Singapore - 1.6%

Ezion Holdings Ltd. (Energy)†	1,157,080	728,384

Super Group Ltd. (Food, Beverage & Tobacco)†	1,268,000	928,825

		1,657,209

South Africa - 1.5%

Clicks Group Ltd. (Food & Staples Retailing)†	154,710	1,179,165

Discovery Ltd. (Insurance)†	31,660	339,759

		1,518,924

South Korea - 3.2%

Cheil Worldwide Inc. (Media)*†	68,770	1,122,784

Halla Visteon Climate Control Corp. (Automobiles & Components)†	22,370	694,298

Kolao Holdings (Retailing)†	77,750	1,448,628

		3,265,710

Spain - 0.7%

Construcciones y Auxiliar de Ferrocarriles SA (Capital Goods)†	2,500	711,689

Sweden - 2.0%

Industrial & Financial Systems, Class B (Software & Services)†	62,240	2,084,791

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 93.0% (continued)

Switzerland - 1.9%

LEM Holding SA, Reg S (Technology Hardware & Equipment)†	1,910	$1,443,750

Temenos Group AG, Reg S (Software & Services)*†	14,320	525,258

		1,969,008

Taiwan - 2.3%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	118,383	797,235

Airtac International Group (Capital Goods)†	145,700	666,495

Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	358,700	536,656

Youngtek Electronics Corp. (Semiconductors & Semiconductor Equipment)†	254,540	399,982

		2,400,368

Turkey - 1.6%

Anadolu Hayat Emeklilik AS (Insurance)†	851,506	1,625,592

United Kingdom - 15.5%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	149,127	1,358,338

Bank of Georgia Holdings plc (Banks)†	39,920	1,240,903

Britvic plc (Food, Beverage & Tobacco)†	98,931	1,060,605

Grafton Group plc (Capital Goods)†	142,940	1,603,382

Jardine Lloyd Thompson Group plc (Insurance)†	38,958	633,228

Morgan Advanced Materials plc (Capital Goods)†	191,700	1,061,265

Rathbone Brothers plc (Diversified Financials)†	52,870	1,879,844

RPC Group plc (Materials)†	176,930	1,880,773

RPS Group plc (Commercial & Professional Services)†	514,160	1,715,593

Senior plc (Capital Goods)†	356,540	1,620,464

Synergy Health plc (Health Care Equipment & Services)†	66,420	1,804,638

		15,859,033

United States - 1.0%

First Cash Financial Services Inc. (Diversified Financials)*	8,800	357,896

	Shares	Value
COMMON STOCKS - 93.0% (continued)

United States - 1.0% (continued)

PriceSmart Inc. (Food & Staples Retailing)	7,320	$709,381

		1,067,277
Total Common Stocks (Cost $82,088,665)		$95,319,384

PARTICIPATION NOTES - 4.4%

India - 3.5%

GRUH Finance Ltd., Issued by HSBC Bank plc, Maturity date 9/28/17 (Banks)^†	294,600	1,124,749

Max India Ltd., Issued by HSBC Bank plc, Maturity date 8/18/17 (Insurance)^†	284,400	2,449,837

		3,574,586

Saudi Arabia - 0.9%

Herfy Food Services Co., Issued by JP Morgan Structured Products, Maturity Date 1/14/19 (Consumer Services)^†	29,400	895,660
Total Participation Notes (Cost $3,890,898)		$4,470,246

SHORT TERM INVESTMENTS - 2.4%

Northern Institutional Funds - Prime Obligations Portfolio, 0.06% (Money Market Fund)	2,519,531	2,519,531
Total Short Term Investments (Cost $2,519,531)		$2,519,531

Total Investments — 99.8%
(Cost $88,499,094)		$102,309,161

Other Assets Less Liabilities - 0.2%		215,034
Net Assets — 100.0%		$102,524,195

Summary of Abbreviations

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
^

Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.4% of net assets as of July 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)  (continued)

†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	2.5%

Banks	4.5

Capital Goods	17.6

Commercial & Professional Services	6.5

Consumer Durables & Apparel	1.6

Consumer Services	3.0

Diversified Financials	2.8

Energy	0.7

Food & Staples Retailing	3.5

Food, Beverage & Tobacco	6.5

Health Care Equipment & Services	6.2

Household & Personal Products	1.1

Insurance	4.9

Materials	3.5

Media	3.5

Money Market Fund	2.4

Pharmaceuticals, Biotechnology & Life Sciences	3.9

Retailing	3.8

Semiconductors & Semiconductor Equipment	1.9

Software & Services	9.5

Technology Hardware & Equipment	5.5

Telecommunication Services	2.4

Utilities	2.0

Total Investments	99.8
Other Assets Less Liabilities	0.2
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)

	Shares	Value
COMMON STOCKS - 89.5%

Brazil - 3.1%

Ambev SA - ADR (Food, Beverage & Tobacco)	4,680,500	$26,585,240

BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (Diversified Financials)	5,574,800	16,998,178

Cielo SA (Software & Services)	1,784,100	22,786,166

		66,369,584

Chile - 1.0%

Banco Santander Chile - ADR (Banks)	1,020,900	20,611,971

China - 15.4%

51job Inc. - ADR (Commercial & Professional Services)*	866,500	26,480,240

Anhui Conch Cement Co., Ltd., Class H (Materials)†	5,940,100	18,400,353

Baidu Inc. - Sponsored ADR (Software & Services)*	177,300	30,612,618

China Merchants Holdings International Co., Ltd. (Transportation)†	6,529,582	23,782,482

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	714,400	46,436,000

CNOOC Ltd. - Sponsored ADR (Energy)	179,200	21,978,880

Ctrip.com International Ltd. - ADR (Retailing)*	456,900	32,704,902

ENN Energy Holdings Ltd. (Utilities)†	3,533,200	23,460,546

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	10,187,000	12,668,754

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	16,309,670	18,896,052

Tencent Holdings Ltd. (Software & Services)†	2,561,800	47,717,013

Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)†	4,718,800	9,052,185

Want Want China Holdings Ltd. (Food, Beverage & Tobacco)†	14,116,849	14,581,960

		326,771,985

Czech Republic - 1.3%

Komercni banka A/S (Banks)†	126,300	28,241,714

	Shares	Value
COMMON STOCKS - 89.5% (continued)

Egypt - 0.5%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	1,595,800	$10,711,169

Hong Kong - 5.1%

AIA Group Ltd. (Insurance)†	9,648,615	62,809,473

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	1,415,091	12,774,215

Sands China Ltd. (Consumer Services)†	7,046,138	31,226,220

		106,809,908

Hungary - 0.9%

Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,113,700	17,903,708

India - 11.6%

Ambuja Cements Ltd. (Materials)†	7,972,500	28,873,939

Axis Bank Ltd. (Banks)†	4,879,500	43,618,190

Bharti Airtel Ltd. (Telecommunication Services)†	5,926,500	38,783,242

Dabur India Ltd. (Household & Personal Products)†	7,764,600	35,509,762

Housing Development Finance Corp., Ltd. (Banks)†	1,705,000	35,625,764

Maruti Suzuki India Ltd. (Automobiles & Components)†	403,800	27,276,317

Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,775,700	35,706,912

		245,394,126

Indonesia - 2.5%

Astra International Tbk PT (Automobiles & Components)†	35,570,700	17,476,259

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	40,915,600	30,157,920

Semen Indonesia Persero Tbk PT (Materials)†	6,050,983	4,510,650

		52,144,829

Italy - 1.0%

Tenaris SA - ADR (Energy)	814,000	20,472,100

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 89.5% (continued)

Mexico - 5.1%

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	153,200	$13,886,048

Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	197,700	29,577,897

Grupo Financiero Banorte SAB de CV, Series O (Banks)	6,791,000	35,740,996

Grupo Televisa SAB - Sponsored ADR (Media)	797,900	27,814,794

		107,019,735

Netherlands - 0.5%

Nostrum Oil & Gas plc (Energy)†	1,391,286	11,308,235

Nigeria - 0.5%

Zenith Bank plc (Banks)	117,344,883	9,460,637

Peru - 1.4%

Credicorp Ltd. (Banks)	222,900	29,400,510

Poland - 1.2%

Bank Pekao SA (Banks)†	609,400	25,680,994

Russia - 4.3%

Lukoil PJSC - Sponsored ADR (Energy)	672,300	27,497,070

Magnit PJSC - Sponsored GDR, Reg S (Food & Staples Retailing)†	655,300	35,548,212

Sberbank of Russia - Sponsored ADR (Banks)†	5,737,800	28,300,115

		91,345,397

South Africa - 8.2%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*†	1,456,700	42,929,875

Discovery Ltd. (Insurance)†	3,445,300	36,973,192

Massmart Holdings Ltd. (Food & Staples Retailing)†	885,003	9,458,168

Naspers Ltd., Class N (Media)†	288,800	40,887,453

Sasol Ltd. (Energy)†	650,600	22,548,987

Standard Bank Group Ltd. (Banks)†	1,670,300	20,103,204

		172,900,879

South Korea - 4.6%

Hankook Tire Co., Ltd. (Automobiles & Components)†	726,332	25,246,825

	Shares	Value
COMMON STOCKS - 89.5% (continued)

South Korea - 4.6% (continued)

NAVER Corp. (Software & Services)†	17,900	$7,996,411

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	127,300	64,568,595

		97,811,831

Taiwan - 10.9%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	2,902,289	19,545,097

Airtac International Group (Capital Goods)†	1,281,400	5,861,679

Delta Electronics Inc. (Technology Hardware & Equipment)†	3,121,189	15,378,338

Hiwin Technologies Corp. (Capital Goods)†	2,244,598	13,905,687

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	11,967,787	34,221,334

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	427,000	43,371,049

MediaTek Inc. (Semiconductors & Semiconductor Equipment)†	2,135,000	22,422,703

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	17,459,277	76,684,537

		231,390,424

Thailand - 1.4%

Siam Commercial Bank pcl, Reg S (Banks)†	7,085,470	30,557,283

Turkey - 2.5%

Arcelik A/S (Consumer Durables & Apparel)†	5,687,800	29,972,062

Turkiye Garanti Bankasi A/S (Banks)†	7,896,300	23,369,227

		53,341,289

Ukraine - 0.5%

MHP SA - GDR, Reg S (Food, Beverage & Tobacco)†	1,016,900	10,121,704

United Kingdom - 6.0%

Bank of Georgia Holdings plc (Banks)†	600,575	18,668,725

Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	948,000	19,795,508

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 89.5% (continued)

United Kingdom - 6.0% (continued)

Hikma Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,222,700	$45,721,964

SABMiller plc (Food, Beverage & Tobacco)†	830,700	43,400,496

		127,586,693
Total Common Stocks (Cost $1,870,554,450)		$1,893,356,705

PREFERRED STOCKS - 4.6%

Brazil - 3.3%

Banco Bradesco SA - ADR (Banks)	3,508,900	27,860,666

Cia Brasileira de Distribuicao - Sponsored ADR (Food & Staples Retailing)	863,900	18,781,186

Itau Unibanco Holding SA - Sponsored ADR (Banks)	2,634,260	22,865,377

		69,507,229

Colombia - 0.7%

Bancolombia SA - Sponsored ADR (Banks)	409,900	15,822,140

South Korea - 0.6%

Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	33,300	13,013,366
Total Preferred Stocks (Cost $137,608,177)		$98,342,735

PARTICIPATION NOTES - 2.9%

Qatar - 1.0%

Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/12/16 (Banks)^†	416,700	20,885,735

Saudi Arabia - 1.9%

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 1/22/18 (Retailing)^†	708,800	39,966,095
Total Participation Notes (Cost $64,068,430)		$60,851,830

	Shares	Value
SHORT TERM INVESTMENTS - 2.8%

Northern Institutional Funds - Prime Obligations Portfolio, 0.06% (Money Market Fund)	59,115,377	$59,115,377
Total Short Term Investments (Cost $59,115,377)		$59,115,377

Total Investments — 99.8%
(Cost $2,131,346,434)		$2,111,666,647

Other Assets Less Liabilities - 0.2%		4,307,055
Net Assets — 100.0%		$2,115,973,702

Summary of Abbreviations

ADR	American Depository Receipt.

CDI	Chess Depository Interest.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.9% of net assets as of July 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	3.3%

Banks	22.6

Capital Goods	0.9

Commercial & Professional Services	1.3

Consumer Durables & Apparel	1.4

Consumer Services	1.5

Diversified Financials	0.8

Energy	4.9

Food & Staples Retailing	3.0

Food, Beverage & Tobacco	6.5

Household & Personal Products	1.7

Insurance	4.7

Materials	2.5

Media	3.2

Money Market Fund	2.8

Pharmaceuticals, Biotechnology & Life Sciences	7.6

Retailing	3.4

Semiconductors & Semiconductor Equipment	5.3

Software & Services	5.2

Technology Hardware & Equipment	9.0

Telecommunication Services	4.0

Transportation	3.1

Utilities	1.1

Total Investments	99.8

Other Assets Less Liabilities	0.2
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)

	Shares	Value
COMMON STOCKS - 89.5%

Brazil - 3.1%

Ambev SA - ADR (Food, Beverage & Tobacco)	5,751,600	$32,669,088

BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (Diversified Financials)	6,850,700	20,888,538

Cielo SA (Software & Services)	2,192,400	28,000,891

		81,558,517

Chile - 1.0%

Banco Santander Chile - ADR (Banks)	1,254,600	25,330,374

China - 15.4%

51job Inc. - ADR (Commercial & Professional Services)*	1,064,800	32,540,288

Anhui Conch Cement Co., Ltd., Class H (Materials)†	7,299,500	22,611,299

Baidu Inc. - Sponsored ADR (Software & Services)*	217,900	37,622,614

China Merchants Holdings International Co., Ltd. (Transportation)†	8,024,339	29,226,787

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	877,900	57,063,500

CNOOC Ltd. - Sponsored ADR (Energy)	220,200	27,007,530

Ctrip.com International Ltd. - ADR (Retailing)*	561,500	40,192,170

ENN Energy Holdings Ltd. (Utilities)†	4,342,700	28,835,648

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	12,517,000	15,566,388

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	20,042,128	23,220,401

Tencent Holdings Ltd. (Software & Services)†	3,148,100	58,637,649

Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)†	5,799,000	11,124,358

Want Want China Holdings Ltd. (Food, Beverage & Tobacco)†	17,348,000	17,919,569

		401,568,201

Czech Republic - 1.3%

Komercni banka A/S (Banks)†	155,200	34,703,991

	Shares	Value
COMMON STOCKS - 89.5% (continued)

Egypt - 0.5%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	1,961,100	$13,163,099

Hong Kong - 5.1%

AIA Group Ltd. (Insurance)†	11,856,800	77,184,068

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	1,738,997	15,698,158

Sands China Ltd. (Consumer Services)†	8,658,900	38,373,463

		131,255,689

Hungary - 0.9%

Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,368,600	22,001,451

India - 11.6%

Ambuja Cements Ltd. (Materials)†	9,797,000	35,481,717

Axis Bank Ltd. (Banks)†	5,996,200	53,600,449

Bharti Airtel Ltd. (Telecommunication Services)†	7,282,800	47,658,921

Dabur India Ltd. (Household & Personal Products)†	9,541,500	43,636,039

Housing Development Finance Corp., Ltd. (Banks)†	2,095,200	43,778,945

Maruti Suzuki India Ltd. (Automobiles & Components)†	496,200	33,517,851

Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	3,410,900	43,878,195

		301,552,117

Indonesia - 2.5%

Astra International Tbk PT (Automobiles & Components)†	43,711,500	21,475,919

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	50,279,438	37,059,783

Semen Indonesia Persero Tbk PT (Materials)†	7,431,269	5,539,572

		64,075,274

Italy - 1.0%

Tenaris SA - ADR (Energy)	1,000,200	25,155,030

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 89.5% (continued)

Mexico - 5.1%

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	188,200	$17,058,448

Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	243,000	36,355,230

Grupo Financiero Banorte SAB de CV, Series O (Banks)	8,408,440	44,253,574

Grupo Televisa SAB - Sponsored ADR (Media)	980,500	34,180,230

		131,847,482

Netherlands - 0.5%

Nostrum Oil & Gas plc (Energy)†	1,709,600	13,895,460

Nigeria - 0.5%

Zenith Bank plc (Banks)	144,134,589	11,620,490

Peru - 1.4%

Credicorp Ltd. (Banks)	274,000	36,140,600

Poland - 1.2%

Bank Pekao SA (Banks)†	748,900	31,559,724

Russia - 4.3%

Lukoil PJSC - Sponsored ADR (Energy)	826,200	33,791,580

Magnit PJSC - Sponsored GDR, Reg S (Food & Staples Retailing)†	805,200	43,679,872

Sberbank of Russia - Sponsored ADR (Banks)†	7,051,000	34,777,111

		112,248,563

South Africa - 8.2%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*†	1,790,000	52,752,439

Discovery Ltd. (Insurance)†	4,233,800	45,434,969

Massmart Holdings Ltd. (Food & Staples Retailing)†	1,117,706	11,945,102

Naspers Ltd., Class N (Media)†	354,900	50,245,696

Sasol Ltd. (Energy)†	799,548	27,711,340

Standard Bank Group Ltd. (Banks)†	2,052,500	24,703,242

		212,792,788

South Korea - 4.6%

Hankook Tire Co., Ltd. (Automobiles & Components)†	892,538	31,024,037

	Shares	Value
COMMON STOCKS - 89.5% (continued)

South Korea - 4.6% (continued)

NAVER Corp. (Software & Services)†	21,920	$9,792,253

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	156,150	79,201,776

		120,018,066

Taiwan - 10.9%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	3,566,439	24,017,730

Airtac International Group (Capital Goods)†	1,562,600	7,148,010

Delta Electronics Inc. (Technology Hardware & Equipment)†	3,834,751	18,894,112

Hiwin Technologies Corp. (Capital Goods)†	2,757,566	17,083,616

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	14,706,802	42,053,422

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	525,000	53,325,060

MediaTek Inc. (Semiconductors & Semiconductor Equipment)†	2,623,000	27,547,893

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	21,454,637	94,232,934

		284,302,777

Thailand - 1.4%

Siam Commercial Bank pcl, Reg S (Banks)†	8,707,000	37,550,404

Turkey - 2.5%

Arcelik A/S (Consumer Durables & Apparel)†	6,989,400	36,830,890

Turkiye Garanti Bankasi A/S (Banks)†	9,703,400	28,717,368

		65,548,258

Ukraine - 0.5%

MHP SA - GDR, Reg S (Food, Beverage & Tobacco)†	1,249,600	12,437,881

United Kingdom - 6.0%

Bank of Georgia Holdings plc (Banks)†	729,040	22,662,028

Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	1,164,900	24,324,670

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 89.5% (continued)

United Kingdom - 6.0% (continued)

Hikma Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,502,600	$56,188,618

SABMiller plc (Food, Beverage & Tobacco)†	1,020,800	53,332,401

		156,507,717
Total Common Stocks (Cost $2,033,645,428)		$2,326,833,953

PREFERRED STOCKS - 4.6%

Brazil - 3.3%

Banco Bradesco SA - ADR (Banks)	4,311,900	34,236,486

Cia Brasileira de Distribuicao - Sponsored ADR (Food & Staples Retailing)	1,061,600	23,079,184

Itau Unibanco Holding SA - Sponsored ADR (Banks)	3,237,100	28,098,028

		85,413,698

Colombia - 0.7%

Bancolombia SA - Sponsored ADR (Banks)	503,700	19,442,820

South Korea - 0.6%

Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	41,182	16,093,587
Total Preferred Stocks (Cost $152,270,893)		$120,950,105

PARTICIPATION NOTES - 2.9%

Qatar - 1.0%

Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/12/16 (Banks)^†	512,043	25,664,494

Saudi Arabia - 1.9%

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 1/22/18 (Retailing)^†	871,000	49,111,835
Total Participation Notes (Cost $77,707,029)		$74,776,329

	Shares	Value
SHORT TERM INVESTMENTS - 3.8%

Northern Institutional Funds - Prime Obligations Portfolio, 0.06% (Money Market Fund)	98,849,157	$98,849,157

Total Short Term Investments (Cost $98,849,157)		$98,849,157

Total Investments — 100.8%
(Cost $2,362,472,507)		$2,621,409,544

Liabilities Less Other Assets - (0.8)%		(20,416,505)
Net Assets — 100.0%		$2,600,993,039

Summary of Abbreviations

ADR	American Depository Receipt.

CDI	Chess Depository Interest.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.9% of net assets as of July 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	3.3%

Banks	22.6

Capital Goods	0.9

Commercial & Professional Services	1.3

Consumer Durables & Apparel	1.4

Consumer Services	1.5

Diversified Financials	0.8

Energy	4.9

Food & Staples Retailing	3.0

Food, Beverage & Tobacco	6.5

Household & Personal Products	1.7

Insurance	4.7

Materials	2.5

Media	3.2

Money Market Fund	3.8

Pharmaceuticals, Biotechnology & Life Sciences	7.6

Retailing	3.4

Semiconductors & Semiconductor Equipment	5.3

Software & Services	5.2

Technology Hardware & Equipment	9.0

Telecommunication Services	4.0

Transportation	3.1

Utilities	1.1

Total Investments	100.8

Liabilities Less Other Assets	(0.8)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)

	Shares	Value
COMMON STOCKS - 86.1%

Bangladesh - 8.2%

BRAC Bank Ltd. (Banks)†	19,500,000	$10,072,845

GrameenPhone Ltd. (Telecommunication Services)†	375,000	1,592,487

Olympic Industries Ltd. (Food, Beverage & Tobacco)†	5,400,162	19,219,553

Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	4,200,009	14,715,710

		45,600,595

Colombia - 4.4%

Cementos Argos SA - Sponsored ADR (Materials)#†	725,000	12,423,165

Cemex Latam Holdings SA (Materials)*	1,625,000	7,131,945

Ecopetrol SA - Sponsored ADR (Energy)	152,500	1,721,725

Grupo de Inversiones Suramericana SA - Sponsored ADR (Diversified Financials)#†	62,500	1,605,900

Interconexion Electrica SA ESP - ADR (Utilities)#†	27,500	1,690,103

		24,572,838

Croatia - 0.4%

Ericsson Nikola Tesla (Technology Hardware & Equipment)†	14,250	2,365,495

Egypt - 4.2%

Commercial International Bank Egypt SAE (Banks)†	2,200,000	15,849,071

Global Telecom Holding SAE - GDR (Telecommunication Services)*†	1,000,000	1,649,937

Oriental Weavers (Consumer Durables & Apparel)†	4,300,000	5,815,649

		23,314,657

Estonia - 0.5%

Olympic Entertainment Group AS (Consumer Services)	1,100,000	2,319,504

Tallink Grupp AS (Transportation)	587,234	484,987

		2,804,491

Ghana - 0.7%

Ghana Commercial Bank Ltd. (Banks)	3,276,549	3,782,613

	Shares	Value
COMMON STOCKS - 86.1% (continued)

Kazakhstan - 2.9%

Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	1,982,143	$16,134,483

Kenya - 7.8%

East African Breweries Ltd. (Food, Beverage & Tobacco)†	4,500,000	12,905,645

Equity Group Holdings Ltd. (Banks)†	22,039,800	8,539,819

Kenya Commercial Bank Ltd. (Banks)†	19,250,000	9,399,236

Safaricom Ltd. (Telecommunication Services)†	86,000,000	12,094,560

		42,939,260

Kuwait - 1.2%

Kuwait Projects Co. Holding KSCP (Diversified Financials)†	3,000,000	6,738,560

Lebanon - 0.4%

Bank Audi SAL - GDR, Reg S (Banks)	400,000	2,400,000

Mauritius - 0.4%

MCB Group Ltd. (Banks)	330,000	2,096,273

Morocco - 1.8%

Attijariwafa Bank (Banks)†	145,000	5,247,912

Maroc Telecom (Telecommunication Services)†	410,000	4,882,063

		10,129,975

Netherlands - 1.2%

Nostrum Oil & Gas plc (Energy)†	800,000	6,502,321

Nigeria - 5.6%

Dangote Cement plc (Materials)	10,581,073	9,083,150

FBN Holdings plc (Banks)	27,554,263	954,440

Guaranty Trust Bank plc (Banks)	45,000,000	5,193,524

Lafarge Africa plc (Materials)	9,050,000	4,683,557

Nigerian Breweries plc (Food, Beverage & Tobacco)	4,750,000	2,885,291

UAC of Nigeria plc (Capital Goods)	20,500,000	3,910,642

Zenith Bank plc (Banks)	51,000,000	4,111,747

		30,822,351

Pakistan - 6.6%

Engro Corp., Ltd. (Materials)†	2,899,992	9,213,655

Engro Fertilizers Ltd. (Materials)†	9,599,999	8,768,804

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 86.1% (continued)

Pakistan - 6.6% (continued)

MCB Bank Ltd. (Banks)†	2,100,000	$5,719,842

Oil & Gas Development Co., Ltd. (Energy)†	1,550,000	2,481,200

Pakistan Petroleum Ltd. (Energy)†	2,699,997	4,098,770

United Bank Ltd. (Banks)†	3,500,000	6,297,864

		36,580,135

Panama - 0.9%

Copa Holdings SA, Class A (Transportation)	69,000	5,211,570

Peru - 3.1%

Alicorp SAA (Food, Beverage & Tobacco)*	1,800,000	2,994,256

Credicorp Ltd. (Banks)	91,500	12,068,850

Ferreycorp SAA (Capital Goods)	2,038,896	876,711

Union Andina de Cementos SAA (Materials)	1,600,000	1,205,235

		17,145,052

Philippines - 9.5%

Bank of the Philippine Islands (Banks)†	6,199,992	12,873,977

International Container Terminal Services Inc. (Transportation)†	2,592,820	6,229,618

Jollibee Foods Corp. (Consumer Services)†	2,500,000	10,381,141

Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunication Services)	42,500	2,734,875

Universal Robina Corp. (Food, Beverage & Tobacco)†	4,950,000	20,701,364

		52,920,975

Poland - 0.1%

Kernel Holding SA (Food, Beverage & Tobacco)†	60,000	696,312

Qatar - 1.1%

Qatar Electricity & Water Co. QSC (Utilities)†	55,000	3,336,662

Qatar National Bank SAQ (Banks)†	50,000	2,506,088

		5,842,750

Romania - 1.6%

Banca Transilvania (Banks)*†	14,900,005	8,900,403

	Shares	Value
COMMON STOCKS - 86.1% (continued)

Senegal - 1.1%

Sonatel (Telecommunication Services)	125,000	$5,859,950

Slovenia - 0.8%

Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	63,500	4,585,519

South Korea - 3.9%

Kolao Holdings (Retailing)†	1,165,000	21,706,129

Sri Lanka - 2.3%

Commercial Bank of Ceylon plc (Banks)†	8,100,000	10,353,845

John Keells Holdings plc (Capital Goods)†	1,657,142	2,437,754

		12,791,599

Tanzania - 1.6%

Tanzania Breweries Ltd. (Food, Beverage & Tobacco)	1,225,000	8,647,059

Thailand - 1.3%

Home Product Center pcl, Reg S (Retailing)†	17,279,994	3,064,263

Siam Commercial Bank pcl, Reg S (Banks)†	1,000,000	4,312,669

		7,376,932

Ukraine - 1.3%

MHP SA - GDR, Reg S (Food, Beverage & Tobacco)†	723,844	7,204,774

United Arab Emirates - 3.2%

Agthia Group PJSC (Food, Beverage & Tobacco)†	7,100,000	14,903,696

Emaar Properties PJSC (Real Estate)	1,325,000	2,850,044

		17,753,740

United Kingdom - 0.7%

Hikma Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	92,500	3,458,969

KAZ Minerals plc (Materials)*†	120,000	303,375

		3,762,344

United States - 1.7%

PriceSmart Inc. (Food & Staples Retailing)	95,000	9,206,450

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 86.1% (continued)

Vietnam - 5.6%

Hoa Phat Group JSC (Materials)†	11,750,000	$17,507,879

PetroVietnam Drilling and Well Services JSC (Energy)†	6,852,493	13,763,952

		31,271,831
Total Common Stocks (Cost $485,509,501)		$477,667,436

PREFERRED STOCKS - 1.2%

Colombia - 1.2%

Bancolombia SA - Sponsored ADR (Banks)	170,000	6,562,000
Total Preferred Stocks (Cost $9,514,294)		$6,562,000

PARTICIPATION NOTES - 11.7%

Kuwait - 2.5%

Kuwait Projects Co. Holdings, Issued by HSBC Bank plc, Maturity Date 1/15/18 (Diversified Financials)^†	4,044,137	9,083,888

National Bank of Kuwait, Issued by Deutsche Bank AG, Maturity Date 3/28/18 (Banks)^†	1,825,000	5,123,967

		14,207,855

Saudi Arabia - 9.2%

Al Rajhi Bank, Issued by JP Morgan Structured Products, Maturity Date 12/5/19 (Banks)^†	310,000	5,391,161

Almarai Co., Ltd., Issued by HSBC Bank plc, Maturity Date 7/31/17 (Food, Beverage & Tobacco)^†	180,000	4,499,700

Herfy Food Services Co., Issued by JP Morgan Structured Products, Maturity Date 1/14/19 (Consumer Services)^†	367,160	11,185,396

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 1/22/18 (Retailing)^†	335,000	18,889,167

	Shares	Value
PARTICIPATION NOTES - 11.7% (continued)

Saudi Arabia - 9.2% (continued)

Saudi British Bank, Issued by JP Morgan Structured Products, Maturity Date 12/2/19 (Banks)^†	1,230,000	$10,915,112

		50,880,536
Total Participation Notes (Cost $68,286,752)		$65,088,391

SHORT TERM INVESTMENTS - 1.3%

Northern Institutional Funds - Prime Obligations Portfolio, 0.06% (Money Market Fund)	7,130,355	7,130,355
Total Short Term Investments (Cost $7,130,355)		$7,130,355

Total Investments — 100.3%
(Cost $570,440,902)		$556,448,182

Liabilities Less Other Assets - (0.3)%		(1,741,918)
Net Assets — 100.0%		$554,706,264

Summary of Abbreviations

ADR	American Depository Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 11.7% of net assets as of July 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)  (continued)

Industry	Percentage of Net Assets

Banks	31.5%

Capital Goods	1.3

Consumer Durables & Apparel	1.0

Consumer Services	4.3

Diversified Financials	3.1

Energy	5.2

Food & Staples Retailing	1.7

Food, Beverage & Tobacco	17.1

Materials	12.7

Money Market Fund	1.3

Pharmaceuticals, Biotechnology & Life Sciences	4.1

Real Estate	0.5

Retailing	7.9

Technology Hardware & Equipment	0.4

Telecommunication Services	5.2

Transportation	2.1

Utilities	0.9

Total Investments	100.3
Liabilities Less Other Assets	(0.3)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

July 31, 2015 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently has six separate diversified Portfolios, all of which were active as of July 31, 2015 (individually, a “Portfolio”, collectively, the “Portfolios”). The Fund is managed by Harding Loevner LP (the “Investment Adviser”).

Portfolio	Inception Date	Investment Objective
Global Equity Portfolio (“Global Equity”)	Institutional Class: November 3, 2009 Advisor Class: December 1, 1996	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity Portfolio (“International Equity”)	Institutional Class: May 11, 1994* Investor Class: September 30, 2005	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
International Small Companies Portfolio (“International Small Companies”)	Institutional Class: June 30, 2011 Investor Class: March 26, 2007	to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States
Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”)	Class I: October 17, 2005 Class II: March 5, 2014	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Emerging Markets Portfolio (“Emerging Markets”)	Advisor Class: November 9, 1998	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”)	Institutional Class: May 27, 2008 Investor Class: December 31, 2010	to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets

* International Equity is the successor to the HLM International Equity Portfolio of AMT Capital Fund, Inc., pursuant to a reorganization that took place on October 31, 1996. Information for periods prior to October 31, 1996 is historical information for the predecessor portfolio.

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. Accordingly, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board of Directors (“Board”) are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

July 31, 2015 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

In determining a Portfolio’s net asset value (“NAV”), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds including money market funds are valued at NAV. Such securities are typically categorized as “Level 1” pursuant to the hierarchy described below.

Participation notes are valued based upon the closing or last traded price of their underlying local shares. Such securities are typically categorized as “Level 2” pursuant to the hierarchy described below.

Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Portfolio to value a security higher, lower or equal to its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in “time zone arbitrage,” i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated on the Portfolios’ Portfolio of Investments as being “fair valued”. Securities with an adjustment factor greater than or less than 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 2” and securities with an adjustment factor equal to 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 1” pursuant to the hierarchy described below.

Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Adviser at “fair value as determined in good faith”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Portfolio of Investments as securities valued at “fair value as determined in good faith” and absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.

GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. This topic defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the quantitative models and/or the inputs to the quantitative models used in the valuation technique described above. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	unadjusted quoted prices in active markets for identical investments
Level 2	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

July 31, 2015 (unaudited)

2. Summary of Significant Accounting Policies (continued)

The Portfolios disclose all transfers between levels based on valuations at the end of each reporting period.

At July 31, 2015, the Portfolios below had transfers from Level 1 to Level 2, based on levels assigned to the securities on October 31, 2014, due to the use of closing prices from a local exchange as inputs to the valuations of shares from the same issuer, trading on a foreign exchange and due to the use of an adjustment factor greater or less than 1 as inputs to the valuations.

	Institutional		Frontier
	Emerging Markets	Emerging Markets	Emerging Markets
Common Stock
Banks	$30,557,283	$37,550,404	$20,161,740
Retailing	—	—	3,064,263

Total	$30,557,283	$37,550,404	$23,226,003

At July 31, 2015, the Portfolios below had transfers from Level 2 to Level 1, based on levels assigned to the securities on October 31, 2014, due to the use of adjustment factors equal to 1.

Frontier
Emerging Markets
Common Stock
Real Estate	$2,850,044

Total	$2,850,044

GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a summary of the Portfolio’s investments classified by Level 1, Level 2 and Level 3 and security type as of July 31, 2015. Please refer to each Portfolio’s Portfolio of Investments to view individual securities classified by industry type and country.

	Unadjusted Quoted Prices			Other Significant
	in Active Markets for			Observable Inputs
Portfolio	Identical Assets (Level 1)				(Level 2)		Total
	Common Stocks	Preferred Stocks	Cash Equivalents	Common Stocks	Preferred Stocks	Participation Notes	Investment Securities

Global Equity	$591,215,764	$4,237,970	$27,503,775	$279,141,406	$—	$—	$902,098,915
International Equity	1,096,806,008	63,483,472	77,077,452	3,701,584,098	84,245,995	—	5,023,197,025
International Small Companies	4,011,642	—	2,519,531	91,307,742	—	4,470,246	102,309,161
Institutional Emerging Markets	439,044,247	85,329,369	59,115,377	1,454,312,458	13,013,366	60,851,830	2,111,666,647
Emerging Markets	539,870,175	104,856,518	98,849,157	1,786,963,778	16,093,587	74,776,329	2,621,409,544
Frontier Emerging Markets	102,414,398	6,562,000	7,130,355	375,253,038	—	65,088,391	556,448,182

As of July 31, 2015, there were no Level 3 investments held within the Portfolios.

Securities

For financial reporting purposes, all securities transactions are recorded on a trade date basis, as of the last business day in the reporting period. Throughout the reporting period, securities transactions are typically accounted for on a trade date – plus one business day basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

July 31, 2015 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. However, on a semi-annual basis, such fluctuations are included with the Net realized gain (loss) from investments and Change in unrealized appreciation (depreciation) from investments on the Statements of Operations.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

3. Income Tax

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments at July 31, 2015, for each of the Portfolios were as follows:

Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)	Cost
Global Equity	$200,200,878	$(22,638,914)	$177,561,964	$724,536,951
International Equity	1,001,438,524	(150,281,818)	851,156,706	4,172,040,319
International Small Companies	18,530,187	(5,585,107)	12,945,080	89,364,081
Institutional Emerging Markets	191,136,283	(221,852,960)	(30,716,677)	2,142,383,324
Emerging Markets	457,502,603	(208,831,258)	248,671,345	2,372,738,199
Frontier Emerging Markets	63,295,453	(79,719,351)	(16,423,898)	572,872,080

4. Foreign Exchange Contracts

The Portfolios do not generally hedge foreign currency exposure, however, the Portfolios may enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. Each Portfolio will conduct its currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currency. Foreign currency transactions entered into on the spot markets serve to pay for foreign investment purchases or to convert to dollars, the proceeds from foreign investment sales or dividend and interest receipts. The Portfolios will disclose open forward currency contracts, if any, on the Portfolios of Investments. The Portfolios do not separately disclose open spot market transactions on the Portfolios of Investments. However, on a semi-annual basis, such realized gain (loss) and unrealized appreciation (depreciation) on spot market transactions is included in “net realized gain (loss) on foreign currency transactions” and “change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies”, respectively, on the Portfolios’ Statements of Operations. The Portfolios held no open forward currency contracts on July 31, 2015.

5. Participation Notes

Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. Participation notes are issued by banks or broker-dealers and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter and are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio investing in participation notes would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets. Participation notes may be more volatile and less liquid than other investments held by the Portfolios.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

July 31, 2015 (unaudited)

6. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

Frontier Emerging Markets is permitted to invest up to 35% of its total assets in companies in the same industry, if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index. During periods when the Portfolio has invested more than 25% of its total assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. At July 31, 2015, the Portfolio’s investment in the Banking industry amounted to 31.29% of its total assets.

7. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President
(Principal Executive Officer)

Date:	September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard T. Reiter
Richard T. Reiter, President
(Principal Executive Officer)

Date:	September 29, 2015

By:	/s/ Charles S. Todd
Charles S. Todd, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	September 29, 2015